Loss per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Loss per Share
Note 12 — Loss per Share
The Company computes basic loss per share of Common Stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss. Basic earnings per

common share is determined based on the weighted-average number of common shares outstanding during each period. The dilutive effect of outstanding options and warrants is calculated using the treasury stock method. The dilutive effect of shares underlying the Company’s Senior Convertible Notes is calculated using the if-converted
method in periods during which Convertible Notes are available for conversion. Diluted loss per common share is the same as basic loss per common share for the years ended December 31, 2023 and 2022, as all common share equivalents are excluded from the calculation, as their effect is anti-dilutive.
The following tables set forth the computation of basic and diluted loss for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023		2022
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributed to common stockholders	$(144,020)	$(34,356)	$(325,441)	$(85,997)
Basic and Diluted weighted average common shares outstanding	15,521,073	3,702,613	14,011,861	3,702,613
Basic and Diluted loss per share	$(9.28)	$(9.28)	$(23.23)	$(23.23)
There were no preferred dividends
declared
or accumulated as of December 31, 2023 and 2022. As of December 31, 2023 there were 25,597,382 equivalent shares of Class A Common Stock underlying the Convertible Notes. The Convertible Notes, which are immediately convertible by the holder into equivalent shares of Class A Common Stock shares, are excluded from the basic and diluted weighted average shares as their effect would be anti-dilutive. The following Class A securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	December 31,
	2023	2022
Stock options	993,892	432,431
RSUs	591,882	1,074,790
Warrants	9,198,294	—

Total	10,784,068	1,507,221

No shares of Class B Common Stock were excluded in the computation of diluted shares outstanding for the years ended December 31, 2023 and 2022.